Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000256565
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Premium Income ETF
Trading Symbol	TCAL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Appreciation Premium Income ETF (the "fund") for the period of March 26, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Premium Income ETF	$27	0.35%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past period?

  Major U.S. stock market indexes rose during the period. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  On an absolute basis, the fund’s position in U.S. defense contractor L3Harris contributed, as shares advanced thanks to strong earnings and improved forward guidance amid increased global defense spending. A position in Wal-Mart also contributed to the fund’s return as shares of the retailer advanced over the course of the year.

  On the negative side, the fund’s focus on lower-volatility names limited the opportunity to participate in the upside of a market that heavily favored higher-growth, higher-volatility, and momentum names. While the fund achieved its primary goal of generating strong regular distributions from call-option premiums and dividends, exposure to some names that declined on an absolute basis and other names that failed to keep pace with the broader market hindered the fund’s ability to achieve its goal of preserving capital for the period.

  The fund had material exposure to derivatives through the use of covered call options, which had a positive impact on results for the year.

  Over the long-term, the fund seeks to provide high income, substantially reduce downside risk, and preserve principal. Notable changes in positioning during the period included an increased position in consumer staples and decreased positions in information technology and utilities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
3/26/25	10,080	9,806	9,924
6/2025	10,104	10,883	10,113
9/2025	10,269	11,773	10,470
12/2025	10,252	12,056	11,154

Average Annual Return [Table Text Block]
Fund	Since Inception 3/26/25
Capital Appreciation Premium Income ETF (Based on Net Asset Value)	2.52%
Russell 3000 Index (Regulatory Benchmark)	20.56%
CBOE S&P 500 BuyWrite Index (Strategy Benchmark)	11.54%

Performance Inception Date	Mar. 26, 2025
AssetsNet	$ 211,568,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 287,000
InvestmentCompanyPortfolioTurnover	157.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$211,568 Number of Portfolio Holdings239 Investment Advisory Fees Paid (000s)$287 Portfolio Turnover Rate157.4%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	100.1%
Short-Term and Other	(0.1)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mastercard	2.0%
Cintas	1.9
Thermo Fisher Scientific	1.9
Waste Connections	1.9
Republic Services	1.9
McDonald's	1.9
S&P Global	1.9
AbbVie	1.8
Visa	1.8
Gilead Sciences	1.8

Material Fund Change [Text Block]